CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10
Common shares authorized (in shares)	138,880,000	111,000,000
Common shares issued (in shares)	100,000,000	100,000,000